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<filename>Fund E 13F-December 2011.txt
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment   ; Amendment Number:
This Amendment (Check only one.): [  ]is a restatement.
				  [  ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		New Jersey Division of Investment
Address:	50 W State St 9th Floor
                PO Box 290
		Trenton, NJ 08625-0290

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Timothy M. Walsh
Title:	Director
Phone:	609-292-5106

Signature, Place, and Date of Signing:

Timothy M. Walsh  Trenton, NJ 	January 31, 2011



Report Type (Check only one.):

X	13F HOLDINGS REPORT.

	13F NOTICE.

	13F COMBINATION REPORT.

List of Other Managers reporting for this manager:
None

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information table Entry Total:	   37

Form 13F Information Table Value Total:	   546668 x 1000

List of other included managers
none

No.	13F File Number		Name


Name of Issuer                    Title            Cusip     Value      Shrs or    SH/   PUT  Investment OtherVoting Authority
                                  of class                   x 1000     Prin AMT   Prn   Call Discretion Mgr  Sole   Shared  None
---------------------------------------------------------------------------------------------------------------------------------
ALEXANDRIA REAL ESTATE EQUIT      COM              01527110  1826       26475      SH         SOLE            26475
AMERICAN ASSETS TRUST INC         COM              02401310  1436       70000      SH         SOLE            70000
AMERICAN CAMPUS COMMUNITIES       COM              02483510  1804       43000      SH         SOLE            43000
ASSOCIATED ESTATES REALTY CP      COM              04560410  1117       70000      SH         SOLE            70000
BOSTON PROPERTIES INC             COM              10112110  1992       20000      SH         SOLE            20000
BP PLC SPONS ADR                  SPONSORED ADR    05562210  34560      808600     SH         SOLE            808600
BROOKFIELD ASSET MANAGE CL A      CL A LTD VT SH   11258510  1917       69746      SH         SOLE            69746
BROOKFIELD OFFICE PROPERTIES      COM              11290010  3226       206258     SH         SOLE            206258
CHESAPEAKE LODGING TRUST          SH BEN INT       16524010  1855       120000     SH         SOLE            120000
COGDELL SPENCER INC               COM              19238U10  510        120000     SH         SOLE            120000
COLONIAL PROPERTIES TRUST         COM SH BEN INT   19587210  1356       65000      SH         SOLE            65000
CONOCOPHILLIPS                    COM              20825C10  24761      339800     SH         SOLE            339800
DDR CORP                          COM              23317H10  2105       173000     SH         SOLE            173000
DOUGLAS EMMETT INC                COM              25960P10  1975       108303     SH         SOLE            108303
DUPONT FABROS TECHNOLOGY          COM              26613Q10  1109       45800      SH         SOLE            45800
ENERGY SELECT SECTOR SPDR FUND    SBI INT-ENERGY   81369Y50  9837       142300     SH         SOLE            142300
ENTERTAINMENT PROPERTIES TR       COM SH BEN INT   29380T10  1220       27900      SH         SOLE            27900
EQUITY LIFESTYLE PROPERTIES       COM              29472R10  1667       25000      SH         SOLE            25000
ESSEX PROPERTY TRUST INC          COM              29717810  1405       10000      SH         SOLE            10000
FOREST CITY ENTERPRISES CL A      CL A             34555010  1211       102480     SH         SOLE            102480
HEALTH CARE REIT INC              COM              42217K10  2181       40000      SH         SOLE            40000
HOME PROPERTIES INC               COM              43730610  2083       36184      SH         SOLE            36184
HOWARD HUGHES CORP/THE            COM              44267D10  2209       50000      SH         SOLE            50000
INTERCONTINENTAL HOTELS ADR       SPONS ADR NEW    45857P30  1799       100000     SH         SOLE            100000
ISHARES GOLD TRUST                ISHARES          46428510  17231      1131400    SH         SOLE            1131400
MARKET VECTORS AGRIBUSINESS ET    AGRIBUS ETF      57060U60  31543      669000     SH         SOLE            669000
MARKET VECTORS GOLD MINERS ETF    GOLD MINER ETF   57060U10  20058      390000     SH         SOLE            390000
POWERSHARES DB COMMODITY INDEX    UNIT BEN INT     73935S10  236326     8805000    SH         SOLE            8805000
PROLOGIS INC                      COM              74340W10  3574       125000     SH         SOLE            125000
PUBLIC STORAGE                    COM              74460D10  1614       12000      SH         SOLE            12000
RLJ LODGING TRUST                 COM              74965L10  87855      5220118    SH         SOLE            5220118
SIMON PROPERTY GROUP INC          COM              82880610  1966       15250      SH         SOLE            15250
SOVRAN SELF STORAGE INC           COM              84610H10  1493       35000      SH         SOLE            35000
SPDR GOLD SHARES                  GOLD SHS         78463V10  36903      242800     SH         SOLE            242800
STARWOOD HOTELS + RESORTS         COM              85590A40  1679       35000      SH         SOLE            35000
VENTAS INC                        COM              92276F10  551        10000      SH         SOLE            10000
WHITESTONE REIT B                 CL B SBI         96608420  714        60000      SH         SOLE            60000

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